NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Jun. 30, 2024
NON-CONTROLLING INTEREST
Schedule of non-controlling interest

	As of June 30, 2023
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$917,904
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(6,739,481)
Unappropriated retained earnings (deficit)	3,477,494	3,616,001	(6,336,893)	(1,561,196)	(1,796,762)	(2,601,356)	(358,742)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,234)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	4,797,760
Total non-controlling interests	¥5,109,644	¥3,804,148	¥(1,531,893)	¥(1,561,196)	(15,876,762)	¥(10,056,059)	$(1,386,793)

	As of June 30, 2024
		Nanjing	Gan Su	Qinghai
	BHD	Recon	BHD	BHD	FGS	Total	Total
	RMB	RMB	RMB	RMB	RMB	RMB	US Dollars
Paid-in capital	¥1,651,000	¥200,000	¥4,805,000	¥—	¥—	¥6,656,000	$915,896
Capital contribution receivable due from non-controlling Interest	—	—	—	—	(48,870,000)	(48,870,000)	(6,724,736)
Unappropriated retained earnings (deficit)	3,477,494	3,616,001	(7,547,154)	(1,581,474)	(2,130,804)	(4,165,937)	(573,251)
Accumulated other comprehensive loss	(18,850)	(11,853)	—	—	—	(30,703)	(4,225)
Valuation increase shared by minority shareholders	—	—	—	—	34,790,000	34,790,000	4,787,263
Total non-controlling interests	¥5,109,644	¥3,804,148	¥(2,742,154)	¥(1,581,474)	¥(16,210,804)	¥(11,620,640)	$(1,599,053)